Cover Page	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Entity Registrant Name	OTONOMO TECHNOLOGIES LTD.
Document Type	20-F
Amendment Flag	false
Entity Central Index Key	0001842498
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	16 Abba Eban Blvd.
Entity Incorporation, State or Country Code	L3
Entity Address, Country	IL
Entity Address, City or Town	Herzliya Pituach
Entity Address, Postal Zip Code	467256
Title of 12(b) Security	Ordinary shares, no par value per share
Trading Symbol	OTMO
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	132,214,733
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	false
Auditor Firm ID	1057
Auditor Name	Somekh Chaikin
Auditor Location	Tel-Aviv, Israel
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40744
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Ben Volkow
Entity Address, Address Line One	16 Abba Eban Blvd.
Entity Address, Country	IL
Entity Address, City or Town	Herzliya Pituach
Entity Address, Postal Zip Code	467256
City Area Code	972
Local Phone Number	52-432-9955